Long- Term Investments	12 Months Ended
Dec. 31, 2023
Long- Term Investments [Abstract]
Long- term investments

9. Long- term investments

As of December 31, 2022 and 2023, long-term investments include equity investments in privately held companies. The following table presents the Group’s long-term investments as of the respective balance sheet dates:

	December 31, 2022	December 31, 2023
	RMB	RMB
Equity method investments:
Shanghai Three Drivers Culture Media Co., Limited (“STDC”) (1)	5,383	5,564
Total	5,383	5,564

Notes:

(1) On September 3, 2018, TuanChe Internet invested RMB4,000 in cash for a 40% equity interest in STDC that operates a car media business. On June 30, 2021, the Group made additional investment of RMB2,250 and the ownership in STDC increased to 49%. The Group applies the equity method of accounting to the investment in STDC, over which it has significant influence but does not own a majority equity interest or otherwise control. As of December 31, 2022 and 2023, the carrying value of equity investment for using equity method were RMB5,383 and RMB5,564, respectively. For the years ended December 31, 2021, 2022 and 2023, the change in profit and loss of equity investment for using equity method were profit of RMB258, RMB26 and RMB181, respectively.